Related Party Transactions	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Related Party Transactions	Related Party Transactions
During 2021 and 2020, the Company declared and paid to EXOR Nederland N.V. common share dividends totaling $107 million and $50 million, respectively.
In the normal course of its investment operations, the Company bought or held securities of companies affiliated with the Company, including the following:
•In 2021, the Company invested in two Exor managed funds. At December 31, 2021, the carrying value of these investments totaled $468 million. Net unrealized gains related to these funds of $115 million were recorded in the Consolidated Statements of Operations for the year ended December 31, 2021. These investments are recorded at fair value and included within Other invested assets in the Consolidated Balance Sheets.
•In 2018, the Company entered into an agreement with Exor to invest in a newly formed limited partnership, Exor Seeds L.P. At December 31, 2020, the carrying value of the Company's investment in the limited partnership was $51 million, and was accounted for using the equity method and was included within Other invested assets in the Consolidated Balance Sheets. During 2021, the Company sold its interest in Exor Seeds L.P. to Exor S.A. at a transaction price of $51 million.
•In 2017, the Company invested $500 million in two Exor managed public equity funds. At December 31, 2021 and 2020, the carrying value of these investments totaled $1,154 million and $1,039 million, respectively. These investments are recorded at fair value and are included within Equities in the Consolidated Balance Sheets. Net realized and unrealized investment gains related to these funds of $115 million, $91 million, and $385 million were recorded in the Consolidated Statements of Operations for the years ended December 31, 2021, 2020 and 2019, respectively.
•In 2016, the Company purchased a 36% shareholding in Almacantar from Exor. Refer to Note 4(f) for a discussion of the Company's interest in Almacantar.
During the years ended December 31, 2021, 2020 and 2019, the Company was a party to various agreements with Exor whereby Exor provides services in exchange for fees as follows:
•advisory services related to certain real estate investments where the Company paid approximately $433 thousand, $310 thousand and $221 thousand for services rendered in 2021, 2020 and 2019, respectively.
•investment advisory services and use of certain office space, where the Company paid $175 thousand, $259 thousand and $254 thousand related to services provided in 2021, 2020 and 2019, respectively. This agreement was terminated in 2021.
•certain advisory services for a fixed annual fee of $350 thousand which was amended in 2021 from $500 thousand in 2020 and 2019.
•consulting services related to certain investments such as alternative fixed income, real estate, public equity and private equity funds as well as co-invest opportunities. The related consulting service agreement was effective April 1, 2021 and the Company paid $2.6 million related to services provided in 2021.
In the normal course of its underwriting activities, the Company has entered into reinsurance agreements with companies affiliated with the Company. Refer to Note 8(a) for further details.
The transactions between related parties discussed above were entered into at arm's-length.